LINE OF CREDIT – RELATED PARTY (Details Narrative) - USD ($)				9 Months Ended	12 Months Ended
	May 05, 2020	Feb. 28, 2020	Sep. 15, 2019	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Line of credit				$ 208,346	$ 237,903	$ 729,388
Line of credit, interest rate				0.00%	0.00%
Line Of Credit Agreement Amendment [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Line of credit					$ 0
Goldstein Franklin [Member] | Line Of Credit Agreement Amendment [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Line of credit		$ 190,000
Line of credit, maturity date		Sep. 14, 2022
Line of credit, interest rate		0.00%
Line of Credit Agreement [Member] | Los Angeles Community Capital [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Line of credit	$ 1,500,000
Line of credit, maturity date	May 04, 2025
Line of credit, interest rate	0.00%
Line of Credit Agreement [Member] | Goldstein Franklin [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Line of credit			$ 41,200
Line of credit, maturity date			Feb. 15, 2020
Line of credit, interest rate	0.00%		0.00%
Line of Credit Agreement [Member] | Goldstein Franklin [Member] | Line Of Credit Agreement Amendment [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Line of credit			$ 190,000
Line of credit, maturity date			Sep. 14, 2022